Note 10 - Loans Payable - Related Party - Loans Payable to Related Parties (Details) (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Director, Alex Tarrabain [Member]
Interest Rate	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Maturity Date	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2019
Loans Payable to Related Party [Member]
Interest Rate		8.00%	8.00%		8.00%	8.00%
Maturity Date		Oct. 02, 2019	Oct. 02, 2019
Loans Payable to Related Party [Member] | Bill Chaaban, President of Cen Biotech [Member]
Interest Rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Maturity Date	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Loans Payable to Related Party [Member] | Bill Chaaban, President of Cen Biotech [Member] | Loans Payable in Default, One [Member]
Original Amount | $				$ 48,630	$ 48,630	$ 48,630
Loans Payable to Related Party [Member] | Bill Chaaban, President of Cen Biotech [Member] | Loans Payable in Default, Two [Member]
Original Amount | $	$ 198,660	$ 198,660	$ 198,660
Loans Payable to Related Party [Member] | Creative Edge [Member]
Interest Rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Maturity Date	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2018
Loans Payable to Related Party [Member] | Spouse of Joseph Byrne, CEO of CEN Biotech [Member]
Interest Rate	5.00%	5.00%		5.00%	5.00%
Maturity Date	Jun. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Share Interest (in shares)	4,000	4,000	4,000	4,000	4,000	4,000
Loans Payable to Related Party [Member] | Director, Alex Tarrabain [Member]
Maturity Date	Jun. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Share Interest (in shares)	3,000	3,000	3,000	3,000	3,000	3,000
Loans Payable to Related Party [Member] | Joseph Byrne [Member]
Interest Rate	5.00%	5.00%		5.00%	5.00%
Maturity Date	Jun. 16, 2020	Jan. 16, 2020	Jan. 16, 2020
Share Interest (in shares)	2,000	2,000	2,000	2,000	2,000	2,000